Other liabilities - Movement in Provision for Losses on Merchant Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Provision for losses on merchant accounts, beginning	$ 6,694	$ 3,736
Provision made during the year	2,199	4,342
Provision used or reversed during the year	(2,628)	(1,384)
Provision for losses on merchant accounts, ending	$ 6,265	$ 6,694